EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 14 – EARNINGS PER SHARE
Basic and diluted earnings per share are computed using the
two-class
method, which is an earnings allocation method that determines earnings per share for Common Shares and participating securities. The undistributed earnings are allocated between Common Shares and participating securities as if all earnings had been distributed during the period. Participating securities and Common Shares have equal rights to undistributed earnings. Basic earnings per share is calculated by dividing net earnings, less earnings available to participating securities, by the basic weighted average Common Shares outstanding. Diluted earnings per share is calculated by dividing attributable net earnings by the weighted average number of Common Shares plus the effect of potential dilutive Common Shares outstanding during the period using the treasury stock method.
In calculating diluted net (loss) income per share, the numerator and denominator are adjusted, if dilutive, for the change in fair value of the warrant liability and the number of potentially dilutive Common Shares assumed to be outstanding during the period using the treasury stock method. No adjustments are made when the warrants are out of the money.
For the years ended December 31, 2020, 2019 and 2018, the warrants were out of the money and no adjustment was made to exclude the (loss) gain recognized by TIP Inc. for the change in fair value of the warrant liability. There was an insignificant impact of the change in the warrant liability for the years ended December 31, 2020 and 2019, and a gain of $6.4 million resulted from the change in fair value of the warrant liability for the year ended December 31, 2018. For the years ended December 31, 2020 and 2019, the Class C Units were anti-dilutive. For the year ended December 31, 2018, the gain resulting from the change in fair value of the warrant liability reduced the net loss attributable to TIP Inc. along with the resulting basic loss per share and, therefore, resulted in the Class C Units being dilutive when included as if redeemed.
The components of basic and diluted earnings per share were as follows:

	Years Ended December 31,
(in thousands, except per share amounts)	2020	2019	2018
Basic EPS:
Numerator:
Net (loss) income attributable to TIP Inc.	$(47,787)	$2,878	$(20,205)
Denominator:
Basic weighted average Common Shares outstanding	57,671,818	56,629,405	53,678,914
Net (loss) income per share:
Basic	$(0.83)	$0.05	$(0.38)

Diluted EPS:
Numerator:
Net (loss) income attributable to TIP Inc.	$(47,787)	$2,878	$(20,205)
Add back: Net loss attributable to Class C Units – Redeemable for Common Shares	—	—	(11,996)

Net (loss) income attributable to TIP Inc. and Class C Units	$(47,787)	$2,878	$(32,201)
Denominator:
Basic weighted average Common Shares outstanding	57,671,818	56,629,405	53,678,914
Effect of dilutive securities:
Unvested RSUs	—	157,940	—
Weighted average Class C Units – Redeemable for Common Shares	—	—	28,514,587

Diluted weighted average Common Shares outstanding	57,671,818	56,787,345	82,193,501
Net (loss) income per share:
Diluted	$(0.83)	$0.05	$(0.39)
The following table indicates the weighted average dilutive effect of Common Shares that may be issued in the future. These Common Shares were not included in the computation of diluted earnings per share for the year ended December 31, 2020, 2019 and 2018 because the effect was either anti-dilutive or the conditions for vesting were not met:

	Years Ended December 31,
	2020	2019	2018
Class C Units	26,429,030	26,439,817	—
Warrants	13,402,685	13,402,685	13,402,685
Forfeitable Founders Shares	1,675,336	1,675,336	1,675,336
Unvested RSUs	2,922,854	1,074,144	1,674,684
Unvested Class C Units	48,033	96,065	144,098

Common Shares excluded from calculation of diluted net (loss) income per share	44,477,938	42,688,047	16,896,803